CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Revenue from Major Customers) (Details) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customer A - Commercial [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of revenue	47.00%	50.00%
Customer B - Peru [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of revenue	11.00%		[1]

[1]	Less than 10%